Document and Entity Information - USD ($)	12 Months Ended
	Mar. 31, 2017	May 31, 2017	Sep. 30, 2016
Document And Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2017
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Trading Symbol	CSBK
Entity Registrant Name	Clifton Bancorp Inc.
Entity Central Index Key	0001592329
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	No
Entity Voluntary Filers	No
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding		22,299,036
Entity Public Float			$ 336,232,528